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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment [_]         Amendment Number: _______________

   This Amendment (Check only one): [ ]   is a restatement
                                    [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Tugar Capital Management, L.P.
Address: 1717 Main Street, Suite 3350
         Dallas, Texas 75201

Form 13F File Number: 28-11154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kenneth L. Tananbaum
Title: Manager of Tugar Holdings, LLC, general partner
       of Tugar Capital Management, L.P.
Phone: (469) 916-4577

Signature, Place and Date of Signing:


/s/ Kenneth L. Tananbaum                   Dallas, Texas        August 11, 2006
-----------------------------------        (City, State)            (Date)
      (Signature)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                    0
Form 13F Information Table Entry Total:              45
Form 13F Information Table Value Total:         $14,354
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                        COLUMN 4:        COLUMN 5:
                                                       FAIR MARKET ----------------------                            COLUMN 8:
                                COLUMN 2:    COLUMN 3:    VALUE    SHARES OR               COLUMN 6  COLUMN 7:   VOTING AUTHORITY
          COLUMN 1:              TITLE OF      CUSIP   ----------- PRINCIPAL SH/          INVESTMENT   OTHER   -------------------
       NAME OF ISSUER             CLASS        NUMBER   (X $1,000)  AMOUNT   PRN PUT/CALL DISCRETION  MANAGERS   SOLE  SHARED NONE
---------------------------- --------------- --------- ----------- --------- --- -------- ---------- --------- ------- ------ ----
AFFYMETRIX INC                     COM       00826T108      77        3,000   SH            SOLE         0       3,000    0     0
AFFYMETRIX INC                     COM       00826T108     128        5,000   SH   PUT      SOLE         0       5,000    0     0
AMR CORP                     NOTE 4.250% 9/2 001765BA3     806      500,000  PRN            SOLE         0     500,000    0     0
AMR CORP                           COM       001765106     508       20,000   SH   PUT      SOLE         0      20,000    0     0
CITIGROUP INC                      COM       172967101      39          800   SH            SOLE         0         800    0     0
CITIGROUP INC                      COM       172967101     121        2,500   SH   PUT      SOLE         0       2,500    0     0
CONOCOPHILLIPS                     COM       20825C104      46          700   SH            SOLE         0         700    0     0
CONOCOPHILLIPS                     COM       20825C104     328        5,000   SH   PUT      SOLE         0       5,000    0     0
DELL INC                           COM       24702R101      12          500   SH            SOLE         0         500    0     0
DEVON ENERGY CORP NEW              COM       25179M103     127        2,100   SH            SOLE         0       2,100    0     0
DEVON ENERGY CORP NEW              COM       25179M103     604       10,000   SH   PUT      SOLE         0      10,000    0     0
FREEPORT-MCMORAN COPPER & GO       CL B      35671D857      55        1,000   SH            SOLE         0       1,000    0     0
FREEPORT-MCMORAN COPPER & GO       CL B      35671D857     499        9,000   SH   PUT      SOLE         0       9,000    0     0
M SYS FLASH DISK PIONEERS LT       ORD       M7061C100     133        4,500   SH            SOLE         0       4,500    0     0
M SYS FLASH DISK PIONEERS LT       ORD       M7061C100     148        5,000   SH   PUT      SOLE         0       5,000    0     0
FEDERAL NATL MTG ASSN              COM       313586109     168        3,500   SH            SOLE         0       3,500    0     0
FEDERAL NATL MTG ASSN              COM       313586109     962       20,000   SH   PUT      SOLE         0      20,000    0     0
FEDERAL NATL MTG ASSN              COM       313586109     481       10,000   SH   PUT      SOLE         0      10,000    0     0
GENERAL MTRS CORP             DEB SR CONV A  370442741     542       22,200   SH            SOLE         0      22,200    0     0
GENERAL MTRS CORP                  COM       370442105     447       15,000   SH   PUT      SOLE         0      15,000    0     0
HUMAN GENOME SCIENCES INC    NOTE 2.250%10/1 444903AK4     475      500,000  PRN            SOLE         0     500,000    0     0
HUMAN GENOME SCIENCES INC          COM       444903108      54        5,000   SH   PUT      SOLE         0       5,000    0     0
INTEL CORP                         COM       458140100       2          100   SH            SOLE         0        100     0     0
INTEL CORP                         COM       458140100      95        5,000   SH   PUT      SOLE         0       5,000    0     0
L-3 COMMUNICATIONS CORP      DEBT 3.000% 8/0 502413AW7     494      500,000  PRN            SOLE         0     500,000    0     0
L-3 COMMUNICATIONS HLDGS INC       COM       502424104     754       10,000   SH   PUT      SOLE         0      10,000    0     0
LAM RESEARCH CORP                  COM       512807108      47        1,000   SH            SOLE         0       1,000    0     0
LAM RESEARCH CORP                  COM       512807108     467       10,000   SH   PUT      SOLE         0      10,000    0     0
ALTRIA GROUP INC                   COM       02209S103     330        4,500   SH   PUT      SOLE         0       4,500    0     0
MORGAN STANLEY                   COM NEW     617446448     215        3,400   SH            SOLE         0       3,400    0     0
MORGAN STANLEY                   COM NEW     617446448     632       10,000   SH   PUT      SOLE         0      10,000    0     0
NETEASE COM INC               SPONSORED ADR  64110W102      45        2,000   SH            SOLE         0       2,000    0     0
NETEASE COM INC               SPONSORED ADR  64110W102      56        2,500   SH   PUT      SOLE         0       2,500    0     0
OIL STS INTL INC             NOTE 2.375% 7/0 678026AB1     648      500,000  PRN            SOLE         0     500,000    0     0
OVERSTOCK COM INC DEL              COM       690370101     532       25,000   SH   PUT      SOLE         0      25,000    0     0

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
OVERSTOCK COM INC DEL              COM       690370101     244       11,500   SH   PUT      SOLE         0      11,500    0     0
PHELPS DODGE CORP                  COM       717265102     411        5,000   SH            SOLE         0       5,000    0     0
PHELPS DODGE CORP                  COM       717265102     411        5,000   SH   PUT      SOLE         0       5,000    0     0
APEX SILVER MINES LTD        NOTE 4.000% 9/1 03760XAD3     408      500,000  PRN            SOLE         0     500,000    0     0
APEX SILVER MINES LTD              ORD       G04074103     226       15,000   SH   PUT      SOLE         0      15,000    0     0
SANDISK CORP                       COM       80004C101     240        4,700   SH            SOLE         0       4,700    0     0
SANDISK CORP                       COM       80004C101     306        6,000   SH   PUT      SOLE         0       6,000    0     0
UNIVISION COMMUNICATIONS INC       CL A      914906102     171        5,100   SH            SOLE         0       5,100    0     0
UNITED STATES STL CORP NEW         COM       912909108     154        2,200   SH            SOLE         0       2,200    0     0
UNITED STATES STL CORP NEW         COM       912909108     708       10,100   SH   PUT      SOLE         0      10,100    0     0